Balance Sheets - USD ($)	Nov. 30, 2016	May 31, 2016	May 31, 2015
Current Assets:
Cash and cash equivalents	$ 392,934	$ 27,241	$ 44,101
Accounts receivable	162,957	1,692	1,206
Prepaid expenses	5,245	14,740	15,000
Inventory	343,034	12,887	18,879
Total current assets	904,170	56,560	79,186
Other Assets:
Equipment, net of accumulated depreciation of $6,250 and $0, respectively	68,750
Intangibles, net of accumulated amortization of $15,625 and $0, respectively	359,375
Total other assets	428,125
Total Assets	1,332,295	56,560	79,186
Current Liabilities
Accounts payable and accrued expenses	366,542	28,051	3,718
Customer advances		20,880
Note payable		18,500
Loans payable, net of capitalized financing costs of $69,370 and $0, respectively	208,616
Convertible note payable	156,387	3,000	6,000
Loan payable - Stockholder		10,000	20,000
Total current liabilities	731,545	80,431	29,718
Convertible note payable, net of capitalized financing costs of $0 and $7,735, respectively		55,025
Line of credit, net of capitalized financing costs of $236,266 and $0, respectivel	332,569
Total Liabilities	1,064,114	135,456	29,718
Commitments and contingencies
Stockholders' Equity (Deficiency):
Series A Preferred stock, $0.001 par value; 10,000,000 shares authorized, 1,200,000 shares issued and outstanding	1,200	1,200	1,000
Common stock, $0.001 par value; 100,000,000 shares authorized, 15,114,055 and 13,040,471 shares issued and outstanding, respectively	15,114	13,040	12,169
Additional paid in capital	2,996,949	721,413	450,641
Accumulated deficit during development stage	(2,745,082)	(814,549)	(414,342)
Total stockholders' equity (deficiency)	268,181	(78,896)	49,468
Total liabilities and stockholders' equity (deficiency)	$ 1,332,295	$ 56,560	$ 79,186